SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

We implemented a new organizational structure during the third quarter of 2015 and we have three reportable segments effective October 1, 2015.

•OEM Solutions
•Enterprise Solutions
•Cloud and Connectivity Services

Our segments have changed from those reported at December 31, 2014 when we reported two segments. We have not restated our comparative information as the operations related to Cloud and Connectivity Services that were formerly included in the Enterprise Solutions segment were not material prior to 2015.

As we do not evaluate the performance of our operating segment based on segment assets, management does not classify asset information on a segmented basis. Despite the absence of discrete financial information we do measure our revenue based on other forms of categorization such as by the geographic distribution in which our products are sold.

REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2015
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$523,366	$63,072	$21,360	$607,798
Cost of goods sold	371,559	29,945	12,439	413,943
Gross margin	$151,807	$33,127	$8,921	$193,855
Gross margin %	29.0%	52.5%	41.8%	31.9%
Expenses				183,741
Earnings from operations				$10,114
Total assets				$546,332

	Year ended December 31, 2014
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$476,650	$71,873	$—	$548,523
Cost of goods sold	336,132	33,412	—	369,544
Gross margin	$140,518	$38,461	$—	$178,979
Gross margin %	29.5%	53.5%	—	32.6%
Expenses				185,573
Loss from operations				$(6,594)
Total assets				$515,364

	Year ended December 31, 2013
	OEM Solutions	Enterprise Solutions	Cloud and Connectivity Services	Total
Revenue	$382,016	$59,844	$—	$441,860
Cost of goods sold	266,867	29,352	—	296,219
Gross margin	$115,149	$30,492	$—	$145,641
Gross margin %	30.1%	51.0%	—	33.0%
Expenses				163,305
Loss from operations				$(17,664)
Total assets				$512,000

REVENUE BY GEOGRAPHICAL REGION

	2015	2014	2013
Americas	$196,476	$157,803	$135,560
Europe, Middle East and Africa	116,686	87,629	91,839
Asia-Pacific	294,636	303,091	214,461
	$607,798	$548,523	$441,860

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2015	2014
Americas	$15,324	$9,477
Europe, Middle East and Africa	8,171	6,760
Asia-Pacific	5,452	4,480
	$28,947	$20,717